Net (Loss)/Income Per Common Share (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended
	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Dec. 29, 2013	Dec. 28, 2014
Earnings Per Share [Line Items]
Average common shares outstanding - basic (in shares)	321	321	321
Successor [Member]
Earnings Per Share [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic				$ (1,118)	$ (63)
Average common shares outstanding - basic (in shares)				850	850
Average common shares outstanding - diluted (in shares)				850	850
Successor [Member] | Common Stock [Member]
Earnings Per Share [Line Items]
Average common shares outstanding - basic (in shares)				850	850
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements				0	0
Average common shares outstanding - diluted (in shares)				850	850
Predecessor [Member]
Earnings Per Share [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	(194)	1,088	973
Average common shares outstanding - diluted (in shares)	321	323	323
Antidilutive common stock options excluded from computation of earnings per share		0.3	0.8
Predecessor [Member] | Common Stock [Member]
Earnings Per Share [Line Items]
Average common shares outstanding - basic (in shares)	321	321	321
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	2	2
Average common shares outstanding - diluted (in shares)	321	323	323